Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-40020
Entity Registrant Name	RELIANCE GLOBAL GROUP, INC.
Entity Central Index Key	0001812727
Entity Tax Identification Number	46-3390293
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	300 Blvd. of the Americas
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Lakewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08701
City Area Code	(732)
Local Phone Number	380-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.086 per share
Trading Symbol	EZRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false